SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Leases
2026	$ 134,881	$ 170,436
2027	134,881	170,436
2028	75,604	95,532
Total future minimum lease payments	345,366	436,404
Less: imputed interest	(21,840)	(27,597)
Total	$ 323,526	$ 408,807	$ 23,252